UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09084
The Weiss Fund
(Exact name of registrant as specified in charter)
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(Address of principal executive offices) (Zip code)
Jeffrey B. Wilson, Esq.
7111 Fairway Drive, Suite 102
Palm Beach Gardens, FL 33418
(Name and address of agent for service)
Registrant’s telephone number, including area code: 561-515-8558
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
THE WEISS FUND
Weiss Treasury Only Money Market Fund
Schedule of Investments, September 30, 2008 (Unaudited)

Description and Percentage of Portfolio	Par (000)	Value
U.S. Treasury Bills — 78.9%
1.760%, 10/02/2008	$5,000	$4,999,756
1.770%, 10/09/2008	5,000	4,998,033
1.535%, 10/16/2008	5,000	4,996,802
1.510%, 10/23/2008	5,000	4,995,386
1.660%, 10/23/2008	5,000	4,994,928
1.660%, 10/30/2008	5,000	4,993,314
1.580%, 11/06/2008	10,000	9,984,200
1.700%, 11/13/2008	5,000	4,989,847
1.630%, 11/20/2008	5,000	4,988,680
1.680%, 11/20/2008	5,000	4,988,333
1.760%, 11/20/2008	5,000	4,987,778
1.730%, 11/28/2008	5,000	4,986,064
1.700%, 12/04/2008	10,000	9,969,778
1.780%, 12/11/2008	5,000	4,982,447
1.715%, 12/18/2008	5,000	4,981,421
1.200%, 01/02/2009	10,000	9,969,000
1.645%, 01/02/2009	5,000	4,978,752
1.000%, 01/08/2009	5,000	4,986,250
1.140%, 01/15/2009	5,000	4,983,217

Total U.S. Treasury Bills (Cost $109,753,986)		109,753,986

Repurchase Agreements — 20.8%
Fidelity Repurchase Agreement 0.100%, due 10/01/08 (dated 09/30/08; proceeds $29,000,081, collateralized by $25,000,000 U.S. Treasury Notes, 3.875% due 09/15/10, valued at $26,077,320; collateralized by $3,560,000 U.S. Treasury Bills, 1.610% due 09/24/09, valued at $3,502,680) (Cost $29,000,000)	29,000	29,000,000

	Shares
Short-Term Investment — 0.1%
BlackRock Liquidity Funds T-Fund — Institutional Shares (Cost $178,522)	178,522	178,522

Total Investments — 99.8% (Cost $138,932,508*)		138,932,508

Other Assets in Excess of Liabilities — 0.2%
Dividend Payable		(3,687)
Accrued Advisory Expense		(27,209)
Accrued Administrative Expense		(17,481)
Accrued Custody Expense		(6,060)
Accrued Transfer Agent Expense		(17,462)
Other Liabilities		(47,817)
Other Assets		355,646

		235,930

Net Assets — 100.0% (Equivalent to $1.00 per share based on 139,168,836 shares of capital stock outstanding)		$139,168,438

Net Asset Value, Offering and Redemption Price Per Share
($139,168,438 / 139,168,836 shares outstanding)		$1.00

*	Aggregate cost for federal income tax purposes is substantially the same.

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 (“SFAS 157”) as of the beginning of the current fiscal year. This Statement clarifies the definition of fair value of financial instruments, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Statement utilitizes a fair value hierarchy which prioritizes inputs to valuation techniques used to measure fair value into three broad levels:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008 is as follows:

Investments
in Securities
Valuation Inputs	(Market Value)
Level 1 — Quoted Prices	$178,522
Level 2 — Other Significant Observable Inputs	138,753,986
Level 3 — Significant Unobservable Inputs	—

Total	$138,932,508

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Weiss Fund

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels

Sharon A. Parker-Daniels, President (principal executive officer)

Date	October 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sharon A. Parker-Daniels

Sharon A. Parker-Daniels, President (principal executive officer)

Date	October 28, 2008

By (Signature and Title)*	/s/ Jeffrey S. Rano

Jeffrey S. Rano, Treasurer (principal financial officer)

Date	October 27, 2008

*	Print the name and title of each signing officer under his or her signature.